Investments in Equity Investees - Reconciliation of Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Investments in subsidiaries	$ 158,506	$ 119,756
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited (“HBYS”)
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets at January 1	121,523	111,506	$ 106,586
Purchase of additional interests in a subsidiary of an equity investee			(468)
Net income/(loss) attributable to the shareholders of equity investee	20,376	21,376	20,775
Dividend declared	(6,000)	(6,410)	(12,820)
Other comprehensive income and non-controlling interests	(8,827)	(4,949)	(2,567)
Closing net assets at December 31	127,072	121,523	111,506
Group’s share of net assets	63,536	60,762	55,753
Investments in subsidiaries	63,536	60,762	55,753
Shanghai Hutchison Pharmaceuticals Limited (“SHPL”)
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets at January 1	93,263	71,906	66,476
Net income/(loss) attributable to the shareholders of equity investee	120,499	31,307	26,402
Dividend declared	(55,057)	(6,410)	(19,077)
Other comprehensive income and non-controlling interests	(8,571)	(3,540)	(1,895)
Closing net assets at December 31	150,134	93,263	71,906
Group’s share of net assets	75,067	46,632	35,953
Goodwill	2,872	3,077	3,205
Investments in subsidiaries	77,939	49,709	39,158
Nutrition Science Partners Limited (“NSPL”)
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets at January 1	18,093	25,645	42,457
Net income/(loss) attributable to the shareholders of equity investee	(8,482)	(7,552)	(16,812)
Investments	10,000
Capitalization of loans	14,000
Closing net assets at December 31	33,611	18,093	25,645
Group’s share of net assets	16,806	9,046	12,823
Investments in subsidiaries	$ 16,806	$ 9,046	$ 12,823